Consolidated and Combined Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Revenues:
Advertising	$ 322,676	$ 287,825	$ 1,290,442	$ 1,009,357	$ 1,005,160
Network affiliate fees, net	145,437	136,799	555,039	326,467	277,370
Other	12,718	7,163	37,212	31,504	32,036
Total operating revenues	480,831	431,787	1,882,693	1,367,328	1,314,566
Costs and Expenses:
Employee compensation and benefits	72,940	61,411	258,491	210,865	209,257
Program amortization	90,301	89,908	400,835	328,688	279,767
Marketing and advertising	30,009	37,304	120,230	58,642	64,159
Other costs and expenses	60,331	72,885	267,997	198,220	178,207
Total costs and expenses	253,581	261,508	1,047,553	796,415	731,390
Depreciation, Amortization, and Losses:
Depreciation	11,112	11,159	43,354	33,976	24,784
Amortization of intangible assets	10,449	11,894	47,997	6,632	4,220
Losses on disposal of property, plant and equipment	16	121	1,511	755	791
Total depreciation, amortization, and losses	21,577	23,174	92,862	41,363	29,795
Operating income	205,673	147,105	742,278	529,550	553,381
Interest expense	(8,615)	(8,481)	(35,167)	(2,810)	(14,207)
Travel Channel financing costs			0	(12,118)	0
Equity in earnings of affiliates	9,658	6,176	30,126	18,626	15,498
Losses on repurchases of debt			0	0	(26,380)
Miscellaneous, net	47	(133)	(1,576)	(2,056)	1,569
Income from continuing operations before income taxes	206,763	144,667	735,661	531,192	529,861
Provision for income taxes	62,211	46,352	219,427	170,733	184,288
Income from continuing operations, net of tax	144,552	98,315	516,234	360,459	345,573
Income from discontinued operations, net of tax	765	(2,533)	12,775	24,415	(229,625)
Net income	145,317	95,782	529,009	384,874	115,948
Less: net income attributable to noncontrolling interests	44,792	23,324	118,037	85,548	92,391
Net income attributable to SNI	100,525	72,458	410,972	299,326	23,557
Basic income per share:
Income from continuing operations attributable to SNI common shareholders	$ 0.59	$ 0.45	$ 2.39	$ 1.67	$ 1.55
Income from discontinued operations attributable to SNI common shareholders	$ 0.00	$ (0.02)	$ 0.08	$ 0.15	$ (1.41)
Net income attributable to SNI common shareholders	$ 0.60	$ 0.44	$ 2.46	$ 1.81	$ 0.14
Diluted income per share:
Income from continuing operations attributable to SNI common shareholders	$ 0.59	$ 0.45	$ 2.37	$ 1.66	$ 1.54
Income from discontinued operations attributable to SNI common shareholders	$ 0.00	$ (0.02)	$ 0.08	$ 0.15	$ (1.40)
Net income attributable to SNI common shareholders	$ 0.59	$ 0.43	$ 2.45	$ 1.81	$ 0.14
Amounts attributable to SNI:
Income from continuing operations	99,760	74,991	398,197	274,911	253,182
Income from discontinued operations	765	(2,533)	12,775	24,415	(229,625)
Net income attributable to SNI	$ 100,525	$ 72,458	$ 410,972	$ 299,326	$ 23,557
Weighted average shares outstanding:
Basic			166,800	164,921	163,245
Diluted			168,009	165,381	164,131